Intangible Assets (Total Book Value of Intangible Assets ) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill [abstract]
Intangible assets having a defined useful life	$ 313	$ 333
Intangible assets having an indefinite useful life	539	534
Total intangible assets	$ 852	$ 867